Commitments (Details) - USD ($)		2 Months Ended
	Feb. 13, 2020	Dec. 31, 2019	Sep. 30, 2020	Jul. 31, 2020
Deferred Underwriting Fees Payable Per Unit		$ 0.35	$ 0.35
Deferred Underwriting Fees Payable		$ 35,000,000	$ 38,500,000
Cash underwriting discount per Unit		$ 0.20
Cash underwriting discount		$ 20,000,000
Deferred Underwriting Discount Shares	$ 17,990,000
Deferred Underwriting Upfront Payment	$ 3,598,000
Debt Issuance Costs, Net		284,930	$ 0
Subscription Agreements | Convertible Notes
Debt Instrument, Face Amount				$ 1,300,000,000
Subscription Agreements | Convertible Notes | Minimum
Interest rate				6.00%
Subscription Agreements | Convertible Notes | Maximum
Interest rate				7.00%
Class A common stock | Subscription Agreements
Strike price of warrants				$ 12.50
Over-allotment option
Deferred Underwriting Fees Payable		$ 38,500,000
Underwriting option period		45 days
Number of units granted to underwriters		10,000,000
Cash underwriting discount if the underwriter's over-allotment option is exercised		$ 22,000,000